United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/14

Date of Reporting Period: Quarter ended 11/30/13

Item 1. Schedule of Investments

Federated Municipal High Yield Advantage Fund
Portfolio of Investments
November 30, 2013 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.4%
		Alabama—2.7%
$$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	$2,214,440
2,000,000		Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20% (International Paper Co.), 6/1/2025	2,004,300
500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facilities Revenue Bonds (Series 2011A), 7.50% (Redstone Village)/(Original Issue Yield: 7.625%), 1/1/2047	513,570
1,500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facility Revenue Bonds (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043	1,201,665
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), 5.50% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.65%), 10/1/2053	1,904,020
2,000,000		Jefferson County, AL Sewer System, Subordinate Lien Sewer Revenue Current Interest Warrants (Series 2013-D), 6.50% (Original Issue Yield: 6.85%), 10/1/2053	1,841,220
835,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	853,788
2,100,000		Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical Center)/(Original Issue Yield: 6.05%), 8/1/2035	1,957,872
		TOTAL	12,490,875
		Alaska—0.6%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series 2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036	472,300
2,000,000	[3,4]	Koyukuk, AK, Revenue Bonds (Series 2011), 7.75% (Tanana Chiefs Conference Health Care)/(Original Issue Yield: 8.125%), 10/1/2041	2,104,760
		TOTAL	2,577,060
		Arizona—2.1%
4,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2003A), 6.25% (Public Service Co., NM), 1/1/2038	4,126,560
1,500,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2009A), 7.25% (El Paso Electric Co.), 2/1/2040	1,650,570
1,385,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,465,524
2,000,000		Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,034,100
430,000		Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	442,633
		TOTAL	9,719,387
		California—8.0%
2,500,000	[3,4]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	2,548,325
1,000,000	[3,4]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	1,028,290
2,500,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2041	2,539,975
2,500,000		California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2029	2,679,975
2,500,000		California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	2,835,675
1,140,000	[3,4]	California Statewide CDA, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	1,112,959
2,000,000		Chula Vista, CA, COPs , 5.50% (Original Issue Yield: 5.88%), 3/1/2033	2,045,440
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	498,155
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.00% (California State), 6/1/2045	1,891,040
500,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2013A), 5.00% (California State), 6/1/2029	516,425
530,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	401,427
6,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047	4,121,520
95,000		Irvine, CA Reassessment District No. 13-1, Limited Obligation Improvement Bonds, 5.00%, 9/2/2028	95,430
365,000		Irvine, CA Reassessment District No. 13-1, Limited Obligation Improvement Bonds, 5.00%, 9/2/2029	363,788
180,000		Irvine, CA Reassessment District No. 13-1, Limited Obligation Improvement Bonds, 5.00%, 9/2/2030	178,175
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	3,059,375
500,000		Poway, CA USDT, Special Tax Bonds (Series 2012), 5.00% (Community Facilities District No. 6 (4S Ranch)), 9/1/2033	499,340

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$$2,000,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010D), 6.00% (Desert Communities Redevelopment Project Area)/(Original Issue Yield: 6.02%), 10/1/2037	$1,979,800
1,500,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010E), 6.50% (Interstate 215 Corridor Redevelopment Project Area)/(Original Issue Yield: 6.53%), 10/1/2040	1,587,030
349,000	[1]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	164,760
1,250,000		San Buenaventura, CA, Revenue Bonds (Series 2011), 8.00% (Community Memorial Health System), 12/1/2031	1,424,125
1,000,000		San Francisco, CA City & County Redevelopment Finance Agency, Tax Allocation Bonds (Series 2011C), 6.75% (Mission Bay North Redevelopment)/(Original Issue Yield: 6.86%), 8/1/2041	1,120,550
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-1), 6.25%, 3/1/2034	2,210,540
1,250,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), 5.625% (Original Issue Yield: 5.70%), 9/1/2043	1,245,400
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	940,920
		TOTAL	37,088,439
		Colorado—4.6%
2,000,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	1,871,040
536,000		Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125% (United States Treasury PRF 12/1/2015@100), 12/1/2035	594,054
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625% (Original Issue Yield: 5.79%), 12/1/2038	2,017,500
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.00%, 12/1/2038	1,323,237
740,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.70% (Windsor Charter Academy)/(Original Issue Yield: 5.70%), 5/1/2037	636,008
795,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.75% (Northeast Academy Charter School), 5/15/2037	539,145
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Monument Academy Charter School), 10/1/2037	967,920
800,000		Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037	641,656
1,100,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2010A), 6.25% (Total Long-term Care National Obligated Group), 11/15/2040	1,132,505
2,000,000	[2]	Colorado Springs Urban Renewal Authority, Tax Increment Revenue Bonds (Series 2007), 7.00% (University Village Colorado), 12/1/2029	1,287,000
1,540,000		Denver (City & County), CO, Airport System Revenue Bonds (Series 2011A), 5.25% (Denver, CO City & County Department of Aviation)/(Original Issue Yield: 5.35%), 11/15/2022	1,727,695
450,000		Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	460,238
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.00%, 5/1/2027	784,170
2,235,000		Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035	1,946,976
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	2,257,340
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.125%, 11/1/2038	906,925
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.75%, 12/1/2039	2,049,760
		TOTAL	21,143,169
		Connecticut—0.2%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	1,051,020
		Delaware—0.7%
1,905,000		Delaware EDA , Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,000,288
1,375,000		Delaware Health Facilities Authority, Revenue Bonds (Series 2013), 5.00% (Nanticoke Memorial Hospital), 7/1/2032	1,199,825
		TOTAL	3,200,113
		District of Columbia—0.6%
2,000,000		District of Columbia Revenue, Revenue Bonds (Series 2012A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2042	1,676,140
1,030,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2043	1,043,411
		TOTAL	2,719,551
		Florida—5.4%
3,000,000		Alachua County, FL, IDRB (Series 2007A), 5.875% (North Florida Retirement Village, Inc,), 11/15/2042	2,381,490

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$$285,000	[1,2]	Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A), 5.35%, 5/1/2036	$170,971
1,095,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A-2), 5.35%, 5/1/2036	1,009,229
104,232	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	5,212
755,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.45%, 5/1/2036	697,235
910,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034	912,639
2,000,000		Lee County, FL IDA, Healthcare Facilities Refunding Revenue Bonds (Series 2012), 6.50% (Cypress Cove at Healthpark), 10/1/2047	2,000,520
2,000,000		Martin County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2012), 5.50% (Martin Memorial Medical Center)/(Original Issue Yield: 5.53%), 11/15/2042	1,940,800
2,000,000		Martin County, FL IDA, Industrial Development Refunding Revenue Bonds (Series 2013), 4.20% (Indiantown Cogeneration, L.P.), 12/15/2025	1,698,940
2,000,000	[3,4]	Miami, FL, Special Obligation Non-Ad Valorem Revenue Refunding Bonds (Series 2012), 5.00%, 3/1/2030	1,975,740
1,000,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	999,920
600,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	579,846
2,000,000	[3,4]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	1,809,660
1,405,000		Pinellas County, FL Educational Facilities Authority, Revenue Bonds (Series 2011A), 7.125% (Pinellas Preparatory Academy), 9/15/2041	1,421,298
690,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	700,302
310,000	[1,2]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1, 7.375%, 5/1/2033	215,605
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.25% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.30%), 4/1/2039	1,058,820
200,000		Tolomato Community Development District, FL, Special Assessment Refunding Revenue Bonds (Series A-1), 6.55% (Original Issue Yield: 6.60%), 5/1/2027	185,306
10,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.55%, 5/1/2027	9,648
465,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2), 6.55%, 5/1/2027	258,163
1,485,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,378,882
155,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.55%, 5/1/2027	2
55,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2) 0.00% (Step Coupon 5/1/2017 @ 6.61%), 5/1/2039	40,389
135,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3) 0.00% (Step Coupon 5/1/2019 @ 6.61%), 5/1/2040	80,795
70,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4) 0.00% (Step Coupon 5/1/2022 @ 6.61%), 5/1/2040	31,020
890,000		Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006A), 5.40%, 5/1/2037	622,822
1,000,000		Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), 5.00% (Original Issue Yield: 5.125%), 5/1/2033	875,760
1,630,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2025	1,665,387
450,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	452,502
		TOTAL	25,178,903
		Georgia—1.8%
4,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (Original Issue Yield: 6.38%), 11/1/2039	4,512,560
770,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	801,493
1,600,000		Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	1,568,064
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	750,165
1,000,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring Harbor at Green Island), 7/1/2037	874,630
		TOTAL	8,506,912
		Guam—0.9%
500,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.75% (Original Issue Yield: 6.00%), 12/1/2034	518,460
1,000,000		Guam Government, GO Bonds (Series 2009A), 7.00% (Original Issue Yield: 7.18%), 11/15/2039	1,045,400
1,000,000		Guam Government, UT GO Bonds (Series 2007A), 5.25% (Original Issue Yield: 5.45%), 11/15/2037	904,120

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Guam—continued
$$1,000,000		Guam International Airport Authority, General Revenue Bonds (Series 2013C), 6.125% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 6.23%), 10/1/2043	$1,021,010
500,000		Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	481,790
		TOTAL	3,970,780
		Hawaii—1.1%
3,660,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	3,961,657
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Bonds (Series A), 9.00% (15 Craigside)/(Original Issue Yield: 9.15%), 11/15/2044	1,102,200
		TOTAL	5,063,857
		Illinois—5.4%
1,750,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75% (Original Issue Yield: 5.94%), 1/1/2039	1,816,868
2,500,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	2,800,475
415,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	396,026
1,500,000		Illinois Finance Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125% (Uno Charter School Network, Inc.), 10/1/2041	1,647,615
1,000,000		Illinois Finance Authority, MFH Revenue Bonds (Series 2007), 6.10% (Dekalb Supportive Living Facility), 12/1/2041	871,510
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	869,440
1,250,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	1,029,000
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035	1,383,345
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2010), 7.25% (Friendship Village of Schaumburg)/(Original Issue Yield: 7.375%), 2/15/2045	1,003,550
485,785	[1,2]	Illinois Finance Authority, Revenue Bonds (Series 2010B) (Clare at Water Tower)/(Original Issue Yield: 5.00%), 5/15/2050	5
2,000,000		Illinois Finance Authority, Revenue Bonds (Series 2012), 5.625% (Lutheran Home and Services Obligated Group), 5/15/2042	1,770,780
1,251,520	[1,2]	Illinois Finance Authority, Revenue Bonds {Series 2010A}, 6.125% (Clare at Water Tower), 5/15/2041	13
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	1,013,630
2,250,000		Illinois State, UT GO Bonds (Series 2006), 5.00%, 1/1/2027	2,220,142
625,000		Illinois State, UT GO Bonds (Series June 2013), 5.50% (Original Issue Yield: 5.65%), 7/1/2038	624,131
1,410,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,443,713
1,000,000		Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline SLF), 12/1/2041	838,600
1,600,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.10%), 6/1/2028	1,741,872
2,000,000		Southwestern, IL Development Authority, Health Facility Revenue Bonds (Series 2013), 7.625% (Memorial Group, Inc.)/(Original Issue Yield: 7.95%), 11/1/2048	1,932,540
1,500,000		Will-Kankakee, IL Regional Development Authority, MFH Revenue Bonds (Series 2007), 7.00% (Senior Estates Supportive Living), 12/1/2042	1,439,100
		TOTAL	24,842,355
		Indiana—3.2%
1,250,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.20%), 11/15/2042	1,229,800
1,000,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.30%), 11/15/2047	976,860
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	930,870
1,305,000		Indiana State Finance Authority Enviornmental Revenue, Revenue Refunding Bonds (Series 2010), 6.00% (United States Steel Corp.), 12/1/2026	1,276,238
1,335,000		Indiana State Finance Authority, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.)/(Original Issue Yield: 5.05%), 6/1/2039	1,226,932
4,000,000		Indiana State Finance Authority, Tax-Exempt Private Activity Bonds (Series 2013), 5.25% (Ohio River Bridges East End Crossing), 1/1/2051	3,610,080
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 2003), 5.70% (Northern Indiana Public Service Company)/(AMBAC INS), 7/1/2017	1,118,680
2,000,000		Rockport, IN, Revenue Refunding Bonds (Series 2012-A), 7.00% (AK Steel Corp.), 6/1/2028	1,534,380
1,000,000		South Bend, IN, EDRBs (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	1,005,210

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$$1,153,630	[1,2]	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	$123,980
2,000,000		Vigo County, IN Hospital Authority, Hospital Revenue Bond (Series 2007), 5.80% (Union Hospital)/(Original Issue Yield: 5.82%), 9/1/2047	1,849,580
		TOTAL	14,882,610
		Iowa—1.0%
3,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.25% (Iowa Fertilizer Co.)/(Original Issue Yield: 5.30%), 12/1/2025	2,690,730
1,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	941,070
1,715,000	[1,2]	Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.50% (Deerfield Retirement Community, Inc.), 11/15/2037	1,011,336
		TOTAL	4,643,136
		Kansas—1.5%
2,000,000		Kansas State Development Finance Authority, Revenue Bonds, 5.75% (Adventist Health System/Sunbelt Obligated Group)/(Original Issue Yield: 5.95%), 11/15/2038	2,144,520
280,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project), 8/1/2014	279,790
1,000,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp. Project)/(Original Issue Yield: 5.55%), 8/1/2021	909,520
2,015,000		Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	1,879,814
2,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus, Inc.), 11/15/2038	1,898,500
45,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage Program COL), 6/1/2029	47,547
		TOTAL	7,159,691
		Kentucky—0.3%
1,250,000		Kentucky EDFA, Revenue Bonds (Series 2011A), 7.375% (Miralea)/(Original Issue Yield: 7.40%), 5/15/2046	1,312,800
		Louisiana—2.4%
1,000,000		DeSoto Parish, LA Environmental Improvement Authority, Revenue Bonds, Series A, 5.00% (International Paper Co.), 11/1/2018	1,000,140
1,500,000		Jefferson Parish, LA Hospital Service District No. 1, Hospital Revenue Refunding Bonds (Series 2011A), 6.00% (West Jefferson Medical Center)/(Original Issue Yield: 6.05%), 1/1/2039	1,566,690
981,000	[1,2]	Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	387,397
1,000,000		Louisiana Public Facilities Authority, 6.50% (Ochsner Clinic Foundation)/(Original Issue Yield: 6.65%), 5/15/2037	1,092,430
3,000,000		Louisiana Public Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Entergy Gulf States Louisiana LLC), 9/1/2028	3,107,760
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006C), 6.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 6.33%), 6/1/2025	2,274,980
1,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.25%, 5/15/2035	1,462,275
		TOTAL	10,891,672
		Maine—0.3%
1,335,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (MaineGeneral Medical Center), 7/1/2032	1,465,777
		Maryland—1.8%
2,000,000		Frederick County, MD, Tax Increment & Special Tax B Limited Obligation Bonds (Series 2013B), 7.125% (Jefferson Technology Park)/(Original Issue Yield: 7.30%), 7/1/2043	2,011,880
1,060,000		Maryland State EDC., Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	1,101,934
2,385,000		Maryland State EDC., Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	2,405,940
395,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	379,792
1,100,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	986,447
1,000,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012), 5.00% (Mercy Medical Center), 7/1/2031	983,870
500,000		Maryland State IDFA, EDRBs (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	513,115
		TOTAL	8,382,978
		Massachusetts—0.9%
1,063,562		Massachusetts Development Finance Agency, Revenue Bonds (Series 2011 A-1), 6.25% (Linden Ponds, Inc.), 11/15/2046	827,994

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$$2,000,000		Massachusetts Development Finance Agency, Revenue Bonds (Series 2011I), 7.25% (Tufts Medical Center), 1/1/2032	$2,299,140
56,460		Massachusetts Development Finance Agency, Revenue Bonds (Series 2011 A-), 5.50% (Linden Ponds, Inc.), 11/15/2046	39,159
280,825	[5]	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011B) (Linden Ponds, Inc.), 11/15/2056	1,429
296,578	[1,2,3,4]	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (Series 2009A), 7.75% (The Groves in Lincoln)/(Original Issue Yield: 7.90%), 6/1/2039	2,966
593,225	[1,2,3,4]	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (Series 2009A), 7.875% (The Groves in Lincoln)/(Original Issue Yield: 8.00%), 6/1/2044	5,932
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	1,000,500
		TOTAL	4,177,120
		Michigan—3.8%
1,000,000		Dearborn, MI EDC., Revenue Refunding Bonds, 7.125% (Henry Ford Village)/(Original Issue Yield: 7.25%), 11/15/2043	964,970
1,000,000		Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2028	1,019,930
1,000,000		Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2031	990,780
1,500,000	[6]	Detroit, MI Sewage Disposal System, Revenue Refunding Senior Lien Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.30%), 7/1/2039	1,370,880
4,000,000	[6]	Detroit, MI Water Supply System, Second Lien Refunding Revenue Bonds (Series 2006C), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2033	3,748,120
1,000,000		Iron River, MI Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2008), 6.50% (Iron County Community Hospitals, Inc.)/(Original Issue Yield: 6.61%), 5/15/2033	978,390
2,500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	2,545,500
1,250,000		Kentwood, MI Public EDC., LT Refunding Revenue Bonds (Series 2012), 5.625% (Holland Home Obligated Group)/(Original Issue Yield: 5.65%), 11/15/2041	1,131,338
5,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.25%), 6/1/2048	3,773,750
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	1,117,050
		TOTAL	17,640,708
		Minnesota—2.9%
1,000,000		Baytown Township, MN, Lease Revenue Bonds (Series 2008A), 7.00% (St. Croix Preparatory Academy)/(Original Issue Yield: 7.05%), 8/1/2038	1,027,020
2,000,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2012), 6.00% (St. Luke's Hospital of Duluth Obligated Group), 6/15/2039	1,953,980
1,300,000		Meeker County, MN, Gross Revenue Hospital Facilities Bonds (Series 2007), 5.75% (Meeker County Memorial Hospital), 11/1/2037	1,304,901
1,000,000		Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International Language Academy), 5/1/2035	971,240
500,000		Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School)/(United States Treasury PRF), 12/1/2033	526,620
800,000		St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 6.75% (Achieve Language Academy), 12/1/2022	804,016
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	1,005,210
500,000		St. Paul, MN Housing & Redevelopment Authority, Tax Increment Revenue Refunding Bonds (Series 2012), 5.00% (Upper Landing Project), 9/1/2026	483,480
930,000		St. Paul, MN Housing & Redevelopment Authority, Tax Increment Revenue Refunding Bonds (Series 2012), 5.00% (Upper Landing Project), 9/1/2029	886,020
1,740,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.00% (Bluffview Montessori School Project), 11/1/2027	1,660,987
2,920,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.15% (Bluffview Montessori School Project), 11/1/2037	2,674,603
		TOTAL	13,298,077
		Mississippi—0.2%
945,000		Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	919,107
		Missouri—1.2%
1,000,000		Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.40%), 5/15/2039	1,103,550

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Missouri—continued
$$3,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.50%), 5/15/2045	$3,305,640
1,000,000	St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	988,570
	TOTAL	5,397,760
	Nebraska—0.5%
2,500,000	Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.25% (Goldman Sachs & Co. GTD), 9/1/2037	2,508,500
	Nevada—1.4%
1,000,000	Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series 2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029	830,300
4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,340,960
455,000	Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No. 151), 8/1/2025	374,929
865,000	North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022	853,340
	TOTAL	6,399,529
	New Jersey—2.1%
1,315,000	New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.50% (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue Yield: 6.55%), 4/1/2018	1,441,924
1,550,000	New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	1,451,327
1,000,000	New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	999,890
1,500,000	New Jersey EDA, Special Facilities Revenue Ronds (Series 2003), 5.50% (Continental Airlines, Inc.), 6/1/2033	1,391,700
2,500,000	New Jersey EDA, Special Facility Revenue Bonds (Series 1999), 5.25% (Continental Airlines, Inc.), 9/15/2029	2,314,925
1,000,000	New Jersey State EDA , Energy Facility Revenue Bonds (Series 2012A), 5.125% (UMM Energy Partners LLC)/(Original Issue Yield: 5.19%), 6/15/2043	896,020
1,200,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	1,325,340
	TOTAL	9,821,126
	New Mexico—0.6%
2,125,000	Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	2,124,745
1,000,000	New Mexico State Hospital Equipment Loan Council, Hospital Improvement and Refunding Revenue Bonds (Series 2012A), 5.50% (Gerald Champion Regional Medical Center)/(Original Issue Yield: 5.70%), 7/1/2042	790,060
	TOTAL	2,914,805
	New York—5.8%
1,495,000	Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,575,640
1,285,000	Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,371,018
2,000,000	Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2007A), 6.70% (Amsterdam at Harborside), 1/1/2043	1,108,200
1,000,000	New York City, NY IDA, Special Facilities Revenue Bonds (Series 2006), 5.125% (Jet Blue Airways Corp.)/(Original Issue Yield: 5.35%), 5/15/2030	873,220
1,500,000	New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	1,506,990
5,500,000	New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines, Inc.)/(Original Issue Yield: 8.095%), 8/1/2028	6,001,710
5,000,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2012AA), 5.00%, 6/15/2034	5,272,800
1,120,000	Newburgh, NY, UT GO Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.40%), 6/15/2029	1,033,200
1,185,000	Newburgh, NY, UT GO Bonds (Series 2012A), 5.50%, 6/15/2030	1,112,703
1,000,000	Niagara Area Development Corporation, NY, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2012A), 5.25% (Covanta Energy Corp.), 11/1/2042	880,210
2,500,000	Port Authority of New York and New Jersey, Special Project Bonds (Series 8), 6.00% (JFK International Air Terminal LLC)/(Original Issue Yield: 6.15%), 12/1/2042	2,672,100
4,700,000	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.125% (Original Issue Yield: 5.35%), 6/1/2042	3,432,786
	TOTAL	26,840,577

Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—0.9%
$$2,335,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.00%, 1/1/2026	$2,500,271
500,000		North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2005A), 5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025	459,690
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), 7.75% (Whitestone Project)/(Original Issue Yield: 8.00%), 3/1/2041	1,048,300
		TOTAL	4,008,261
		Ohio—3.7%
2,000,000		Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Facilities Revenue Bonds (Series 2012), 5.00% (Akron General Health System), 1/1/2031	1,952,760
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	1,584,940
3,655,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,015,558
1,500,000		Hamilton County, OH, Healthcare Revenue Bonds (Series 2011A), 6.625% (Life Enriching Communities)/(Original Issue Yield: 6.75%), 1/1/2046	1,585,260
2,000,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.)/(Original Issue Yield: 5.08%), 2/15/2044	1,557,400
2,910,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	3,197,013
2,355,000		Ohio State Higher Educational Facility Commission, Hospital Facilities Revenue Bonds (Series 2010), 5.75% (Summa Health System)/(Original Issue Yield: 5.92%), 11/15/2040	2,435,682
1,500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	1,024,125
750,000		Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	715,403
		TOTAL	17,068,141
		Oklahoma—1.5%
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	931,640
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	1,004,350
3,000,000		Tulsa, OK Airport Improvement Trust, Refunding Revenue Bonds (Series 2000B), 5.50% (American Airlines, Inc.), 6/1/2035	2,755,710
2,000,000		Tulsa, OK Industrial Authority, Senior Living Community Revenue Bonds (Series 2010A), 7.25% (Montereau, Inc.)/(Original Issue Yield: 7.50%), 11/1/2045	2,090,900
		TOTAL	6,782,600
		Oregon—0.4%
1,000,000	[3,4]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	888,940
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101)/(Original Issue Yield: 7.125%), 12/1/2034	1,010,370
		TOTAL	1,899,310
		Pennsylvania—5.6%
1,120,000		Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel Schools)/(Original Issue Yield: 7.75%), 12/15/2029	1,129,733
865,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	870,052
2,000,000		Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.875% (United States Steel Corp.), 5/1/2030	2,054,980
1,715,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	1,886,397
3,715,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	3,308,022
1,500,000		Chester County, PA IDA, Revenue Bonds (Series 2007A), 6.375% (Avon Grove Charter School)/(Original Issue Yield: 6.45%), 12/15/2037	1,517,475
2,000,000		Chester County, PA IDA, Revenue Bonds (Series 2012A), 5.375% (Collegium Charter School)/(Original Issue Yield: 5.50%), 10/15/2042	1,719,800
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00% (Original Issue Yield: 5.05%), 12/1/2042	909,130
3,000,000		Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	2,486,010
1,500,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2007), 5.125% (Pocono Medical Center)/(Original Issue Yield: 5.20%), 1/1/2037	1,461,300

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$$900,000	Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	$823,833
1,000,000	Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2010), 6.375% (Global Leadership Academy Charter School), 11/15/2040	1,023,050
1,205,000	Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	1,218,616
1,665,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,347,168
2,000,000	Philadelphia, PA, GO Bonds (Series 2011), 6.50%, 8/1/2041	2,199,180
1,500,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,541,415
560,000	Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	532,045
	TOTAL	26,028,206
	Puerto Rico—1.5%
1,470,000	Commonwealth of Puerto Rico, Public Improvement Refunding UT GO Bonds (Series 2012A), 5.00%, 7/1/2020	1,176,044
3,000,000	Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2003A), 5.00% (Original Issue Yield: 5.02%), 7/1/2033	2,151,630
2,500,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00% (Original Issue Yield: 7.12%), 7/1/2043	2,086,875
2,500,000	Puerto Rico Public Building Authority, Government Facilities Revenue Refunding Bonds (Series 2012U), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.375%), 7/1/2042	1,723,375
	TOTAL	7,137,924
	Rhode Island—1.0%
4,000,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2009A), 7.00% (Lifespan Obligated Group)/(Assured Guaranty Corp. INS), 5/15/2039	4,431,680
	South Carolina—1.3%
1,370,000	Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes Improvement District), 12/1/2037	1,222,204
800,000	Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.27%), 10/1/2026	702,960
750,000	Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.325%), 10/1/2035	604,755
500,000	South Carolina Jobs-EDA, Health Facilities Revenue Bonds (Series 2013), 5.00% (Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.09%), 5/1/2043	404,375
1,000,000	South Carolina Jobs-EDA, Health Facilities Revenue Bonds (Series 2013), 5.125% (Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.14%), 5/1/2048	808,540
2,000,000	South Carolina Jobs-EDA, Refunding & Improvement Revenue Bonds (Series 2009), 5.75% (Palmetto Health Alliance)/(Original Issue Yield: 5.90%), 8/1/2039	2,065,160
	TOTAL	5,807,994
	South Dakota—0.2%
800,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2025	861,720
	Tennessee—1.2%
1,000,000	Johnson City, TN Health & Education Facilities Board, Hospital Refunding Bonds (Series 2010A), 5.625% (Mountain States Health Alliance)/(Original Issue Yield: 5.90%), 7/1/2030	1,043,220
1,500,000	Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.50% (Mountain States Health Alliance), 7/1/2038	1,621,410
2,725,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2023	2,983,466
	TOTAL	5,648,096
	Texas—8.5%
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2024	1,012,610
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2034	970,980
755,000	Bexar County, Health Facilities Development Corp., Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	786,370
2,000,000	Cass County, TX IDC., Environmental Improvement Revenue Bonds (Series 2009A), 9.50% (International Paper Co.), 3/1/2033	2,397,540
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.00% (Original Issue Yield: 6.13%), 1/1/2041	1,017,230
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (Original Issue Yield: 6.30%), 1/1/2046	1,022,880

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$$2,000,000		Clifton Higher Education Finance Corporation, TX, 6.00% (Idea Public Schools), 8/15/2043	$2,075,800
750,000		Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2011), 5.75% (Idea Public Schools)/(Original Issue Yield: 6.00%), 8/15/2041	759,705
500,000		Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2042	456,695
2,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	2,048,600
515,000		Decatur, TX Hospital Authority, Revenue Bonds, 6.375% (Wise Regional Health System), 9/1/2042	508,496
1,665,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	1,682,732
765,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	699,677
1,265,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	1,054,985
1,000,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at Willow Bend), 11/1/2036	953,490
1,500,000		Houston, TX Airport System, Special Facilities Revenue & Refunding Bonds (Series 2011), 6.625% (Continental Airlines, Inc.)/(Original Issue Yield: 6.875%), 7/15/2038	1,493,535
1,000,000		Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	998,780
1,000,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2032	999,950
535,000		Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.), 5/15/2041	596,819
2,000,000		Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035	1,988,420
2,000,000		Love Field Airport Modernization Corporation, TX, Special Facilities Revenue Bonds (Series 2012), 5.00% (Southwest Airlines Co.), 11/1/2028	1,954,700
2,000,000		Lufkin, TX HFDC, Revenue Refunding and Improvement Bonds (Series 2009), 6.25% (Memorial Health System of East Texas)/(Original Issue Yield: 6.50%), 2/15/2037	2,039,760
1,000,000		Matagorda County, TX Navigation District No. 1, PCRBs (Series 2001A), 6.30% (AEP Texas Central Co.), 11/1/2029	1,105,720
2,000,000		North Texas Education Finance Corp., Education Revenue Bonds (Series 2012A), 5.25% (Uplift Education), 12/1/2047	1,862,620
1,500,000		North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 6.00% (North Texas Toll Authority Special Projects System), 9/1/2041	1,662,375
1,000,000		San Juan Higher Education Finance Authority, TX, Education Revenue Bonds (Series 2010A), 6.70% (Idea Public Schools), 8/15/2040	1,081,610
2,000,000	[1,2]	Tarrant County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2006), 6.375% (Doctors Hospital)/(Original Issue Yield: 6.60%), 11/1/2036	20
200,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	203,512
1,150,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	1,153,668
2,000,000		Texas State Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds (Series 2010A), 6.20% (Cosmos Foundation, Inc.), 2/15/2040	2,100,480
2,500,000		Travis County, TX HFDC., First Mortgage Revenue Refunding Bonds (Series 2012A), 7.125% (Longhorn Village)/(Original Issue Yield: 7.40%), 1/1/2046	2,390,175
		TOTAL	39,079,934
		Utah—0.7%
800,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership Academy), 11/15/2026	741,352
1,750,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership Academy), 11/15/2036	1,504,317
1,315,000	[3,4]	Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Channing Hall), 7/15/2037	1,161,224
		TOTAL	3,406,893
		Virginia—3.1%
1,500,000		Chesterfield County, VA EDA, Refunding PCRBs (Series 2009A), 5.00% (Virginia Electric & Power Co.), 5/1/2023	1,642,020
1,000,000		Dulles Town Center Community Development Authority, VA, Special Assessment Refunding Bonds (Series 2012), 4.25% (Original Issue Yield: 4.28%), 3/1/2026	893,660
1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), 6.875% (Original Issue Yield: 6.93%), 3/1/2036	1,519,835
1,500,000		Peninsula Town Center CDA , VA, Special Obligation Bonds (Series 2007), 6.35%, 9/1/2028	1,550,790
1,000,000		Peninsula Town Center CDA , VA, Special Obligation Bonds (Series 2007), 6.45%, 9/1/2037	1,028,660
2,535,000		Route 460 Funding Corporation of Virginia, Toll Road Senior Lien Revenue Bonds (Series 2012), 5.00%, 7/1/2052	2,255,567
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	2,727,055

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$$3,000,000		Virginia Small Business Financing Authority, Senior Lien Revenue Bonds (Series 2012), 5.00% (95 Express Lanes LLC), 1/1/2040	$2,690,280
		TOTAL	14,307,867
		Washington—1.2%
1,000,000		Port of Seattle, WA IDC, Special Facilities Revenue Refunding Bonds (Series 2012), 5.00% (Delta Air Lines, Inc.)/(Original Issue Yield: 5.31%), 4/1/2030	879,610
1,250,000		Tacoma, WA Consolidated Local Improvement District No. 65, Bonds, 5.75%, 4/1/2043	1,146,175
925,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	947,505
1,500,000	[3,4]	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25% (Virginia Mason Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042	1,541,190
1,270,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012), 5.00% (Kadlec Regional Medical Center), 12/1/2042	1,085,634
		TOTAL	5,600,114
		West Virginia—0.6%
640,000		Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036	647,290
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,003,840
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2007A), 5.85% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,011,970
		TOTAL	2,663,100
		Wisconsin—2.0%
5,335,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.75% (Wisconsin State)/(Original Issue Yield: 5.950%), 5/1/2033	5,882,424
1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%), 12/1/2034	968,646
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(United States Treasury PRF 8/15/2014@100)/(Original Issue Yield: 6.95%), 8/15/2034	1,046,460
1,500,000		Wisconsin State Public Finance Authority, Senior Airport Facilities Revenue Refunding Bonds (Series 2012B), 5.00% (TrIPs Obligated Group)/(Original Issue Yield: 5.15%), 7/1/2042	1,277,970
		TOTAL	9,175,500
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $469,198,936)	450,115,734
		CORPORATE BOND—0.2%
		Multi State—0.2%
4,000,000	[3]	Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037 (AT NET ASSET VALUE (3,189,000))	800,000
		SHORT-TERM MUNICIPALS—1.7%[7]
		Ohio—0.2%
800,000		Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.040%, 12/2/2013	800,000
		Pennsylvania—0.2%
550,000		Beaver County, PA IDA, (Series 2006-B) Daily VRDNs (FirstEnergy Solutions Corp.)/(Citibank NA, New York LOC), 0.040%, 12/2/2013	550,000
200,000		Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 12/5/2013	200,000
		TOTAL	750,000
		Texas—0.9%
4,150,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.050%, 12/2/2013	4,150,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[7]
	Virginia—0.4%
$$2,000,000	Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.140%, 12/2/2013	$2,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	7,700,000
	TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $481,462,794)[8]	458,615,734
	OTHER ASSETS AND LIABILITIES – NET—0.7%[9]	3,606,491
	TOTAL NET ASSETS—100%	$462,222,225
At November 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1U.S. Treasury Note, 10-Year Futures	100	$12,537,500	March 2014	$(3,660)
The average notional value of short futures contracts held by the Fund throughout the period was $12,637,500. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Securities that are subject to the federal alternative minimum tax (AMT) represent 16.1% of the Fund's portfolio as calculated based upon total market value.
1	Non-income-producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2013, these liquid restricted securities amounted to $14,979,986, which represented 3.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2013, these liquid restricted securities amounted to $14,179,986, which represented 3.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at November 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037	10/26/2006-2/16/2007	$3,989,000	$800,000
6	Obligor has filed for bankruptcy protection.
7	Current rate and next reset date shown for Variable Rate Demand Notes.
8	At November 30, 2013, the cost of investments for federal tax purposes was $480,887,935. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $(22,847,060). This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,386,370 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(36,233,430).
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-Income securities acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$450,115,734	$—	$450,115,734
Corporate Bonds	—	800,000	—	800,000
Short-Term Municipals	—	7,700,000	—	7,700,000
TOTAL SECURITIES	$—	$458,615,734	$—	$458,615,734
OTHER FINANCIAL INSTRUMENTS[1]	$(3,660)	$—	$—	$(3,660)
1	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
AMT	—Alternative Minimum Tax
CDA	—Community Development Authority
COL	—Collateralized
COP	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
EDRBs	—Economic Development Revenue Bonds
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDFA	—Industrial Development Finance Authority
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
Q-SBLF	—Qualified School Bond Loan Fund
SFM	—Single Family Mortgage
SID	—Special Improvement District
TELA	—Toll Equity Loan Agreement
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
14
Federated Michigan Intermediate Municipal Trust
Portfolio of Investments
November 30, 2013 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.2%
		Michigan—98.2%
$1,000,000		Anchor Bay, MI School District, Refunding UT GO Bonds (Series 2012), 5.00% (Q-SBLF GTD), 5/1/2020	$1,153,470
1,300,000		Ann Arbor, MI Public School District, School Building & Site UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2019	1,402,791
955,000		Ann Arbor, MI, Court and Police Facilities LT GO Capital Improvement Bonds, 4.75%, 5/1/2025	1,021,057
1,000,000		Avondale, MI School District, Refunding UT GO Bonds (Series 2009), 4.50% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2018	1,126,110
1,000,000		Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,100,770
725,000		Berkley, MI School District, Refunding UT GO Bonds (Series 2009), 5.00% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2019	840,304
1,690,000		Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), 4.50% (Assured Guaranty Municipal Corp. INS), 12/1/2023	1,758,986
1,000,000		Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2019	1,074,500
450,000		Byron Center, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2021	516,271
100,000		Canton Charter Township, MI, LT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 4/1/2014	101,545
1,000,000		Central Michigan University Board of Trustees, General Revenue Refunding Bonds (Series 2009), 5.00%, 10/1/2023	1,077,860
1,000,000		Chippewa Valley, MI Schools, Refunding UT GO Bonds (Series 2013), 5.00% (Q-SBLF GTD), 5/1/2024	1,120,920
500,000		Chippewa Valley, MI Schools, UT GO Refunding Bonds, 5.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2014	509,900
1,250,000		Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,337,275
1,500,000	[1]	Detroit, MI Sewage Disposal System, Revenue Refunding Bonds, 5.50% (National Public Finance Guarantee Corporation INS), 7/1/2016	1,505,370
1,000,000	[1]	Detroit, MI Water Supply System, Revenue Bonds Series A, 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2015	1,009,030
1,000,000	[1]	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2005-B), 5.50% (Berkshire Hathaway Assurance Corp. INS), 7/1/2020	1,041,840
2,000,000	[1]	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2006A), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2018	2,002,800
1,000,000		Detroit/Wayne County, MI Stadium Authority, Building Authority Stadium LT GO Refunding Bonds (Series 2012), 5.00% (Wayne County, MI)/(Assured Guaranty Municipal Corp. INS), 10/1/2021	1,084,350
2,000,000		Dickinson County, MI EDC., Refunding PCRBs (Series 2004A), 4.80% (International Paper Co.), 11/1/2018	2,048,660
1,000,000		Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2009C), 5.00% (Assured Guaranty Corp. INS), 2/15/2023	1,070,110
250,000		Essexville-Hampton, MI Public Schools, Refunding UT GO Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2014	253,620
1,000,000		Ferris State University, MI, General Revenue Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 10/1/2020	1,112,150
500,000		Grand Rapids, MI Community College, LT GO Community College Bonds (Series 2012), 5.00%, 5/1/2024	559,970
1,000,000		Grand Rapids, MI Sanitary Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 1/1/2024	1,149,460
2,000,000		Jackson County, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2006C), 5.00% (Allegiance Health)/(Assured Guaranty Corp. INS), 6/1/2026	2,112,700
2,130,000		Kalamazoo, MI Hospital Finance Authority, Hospital Revenue Bonds (Series 2006), 5.00% (Bronson Methodist Hospital)/(Assured Guaranty Municipal Corp. INS), 5/15/2019	2,440,533
1,000,000		Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2018	1,074,500
1,000,000		Kalamazoo, MI Regional Educational Services Agency, UT GO School Building and Site Bonds, 5.00%, 5/1/2019	1,121,590
450,000		Kalamazoo, MI Water Revenue, Revenue Refunding Bonds, 5.00% (Ambac Financial Group, Inc. INS), 9/1/2014	465,246
510,000		Kalamazoo, MI Water Revenue, Revenue Refunding Bonds, 5.00% (Ambac Financial Group, Inc. INS), 9/1/2015	548,439
1,785,000		Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,961,501
1,345,000		Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020	1,402,996
1,750,000		Kent County, MI, LT GO Bonds (Series 2009), 5.00%, 1/1/2025	1,881,477
1,500,000		Kent Hospital Finance Authority, MI, Revenue Refunding Bonds (Series 2011A), 5.00% (Spectrum Health), 11/15/2022	1,665,045
1,000,000		Kentwood, MI Public Schools, Refunding UT GO Bonds (Series 2012), 4.00%, 5/1/2022	1,076,280
1,010,000		Lake Superior State University, MI, General Revenue Refunding Bonds (Series 2012), 4.00% (Assured Guaranty Municipal Corp. INS), 11/15/2020	1,065,631
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), 5.00%, 7/1/2024	$2,083,160
1,200,000	Marysville, MI Public School District, School Building & Site UT GO Bonds (Series 2007), 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,320,924
400,000	Michigan Finance Authority, Hospital Revenue Bonds (Series 2012), 5.00% (Sparrow Obligated Group, MI), 11/15/2026	417,420
1,500,000	Michigan Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Michigan Finance Authority Unemployment Obligation Assessment), 1/1/2021	1,725,675
1,000,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds (Series 2012), 5.00% (Clean Water Revolving Fund), 10/1/2025	1,129,780
1,000,000	Michigan Finance Authority, State Revolving Fund Subordinate Refunding Bonds (Series 2013), 5.00% (Clean Water Revolving Fund), 10/1/2023	1,156,330
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds (Series 2007B), 5.00% (AMBAC INS), 12/1/2013	1,000,150
1,525,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.00% (Clean Water Revolving Fund), 10/1/2017	1,763,678
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Revenue Refunding Bonds (Series 2011A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2022	1,105,980
500,000	Michigan State Building Authority, Facilities Program Revenue & Refunding Bonds (Series 2013 1-A), 5.00%, 10/15/2022	562,285
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (2009 Series II), 5.00% (Assured Guaranty Corp. INS), 10/15/2022	1,090,420
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.25% (Assured Guaranty Corp. INS), 10/15/2024	1,110,510
2,000,000	Michigan State Comprehensive Transportation Fund, Refunding Bonds (Series 2009), 5.25%, 5/15/2019	2,312,320
2,485,000	Michigan State Department of Transportation, Grant Anticipation Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 9/15/2021	2,745,652
1,970,000	Michigan State Financial Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity Healthcare Credit Group), 12/1/2026	2,090,623
1,275,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2007A), 5.00% (Oakwood Obligated Group), 7/15/2018	1,397,209
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2012A), 5.00% (Crittenton Hospital Medical Center), 6/1/2027	1,028,010
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2021	1,043,090
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2006A), 5.00% (MidMichigan Obligated Group), 4/15/2026	1,012,940
1,000,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series 2010 F-3), 2.63% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 6/30/2014	1,012,660
750,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2022	785,572
155,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.38% (Sisters of Mercy Health System)/(United States Treasury COL)/(Original Issue Yield: 5.55%)/(National Public Finance Guarantee Corporation INS), 8/15/2014	160,692
1,790,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care Corp.), 8/1/2020	1,875,186
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2024	2,173,740
250,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2014	258,208
500,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2025	510,635
1,000,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Oakwood Obligated Group), 7/15/2025	1,022,870
1,000,000	Michigan State Strategic Fund, LO Revenue Refunding Bonds, 7.00% (Detroit Edison Co.)/(AMBAC INS), 5/1/2021	1,228,530
2,000,000	Michigan State Strategic Fund, Revenue Bonds , 4.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2014	2,012,060
2,600,000	Michigan State Trunk Line, Revenue Refunding Bonds (Series 2009), 5.00%, 11/1/2020	2,973,568
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2014	1,043,600
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 9/1/2014	1,035,930
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2022	571,115
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2023	563,370
2,000,000	Michigan State, Environmental Program & Refunding UT GO Bonds (Series 2008A), 5.00%, 5/1/2016	2,213,000
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.25% (Michigan State), 10/15/2022	1,114,830
1,000,000	Michigan Strategic Fund, Ltd Obligation Revenue Refunding Bonds (Series 2008ET-2), 5.50% TOBs (Detroit Edison Co.), Mandatory Tender 8/1/2016	1,103,050
1,000,000	Michigan Technological University Board of Control, General Revenue & Revenue Refunding Bonds (Series 2008), 5.25% (United States Treasury COL), 10/1/2018	1,188,920
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$500,000	Northview Michigan Public School District, Refunding UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2019	$565,155
1,000,000	Oakland County, MI EDC, Revenue Refunding Bonds, 4.00% (Cranbrook Educational Community), 11/1/2021	1,034,840
1,855,000	Orchard View, MI Schools, UT GO Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2022	1,950,718
525,000	Ovid Elsie, MI Area Schools, UT GO Refunding Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2015	548,788
550,000	Rochester Hills, MI, Refunding UT GO Bonds (Series 2010), 4.50%, 4/1/2021	609,906
1,130,000	Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2022	1,180,974
1,100,000	Roseville, MI Community Schools, School Building & Site Refunding UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2021	1,180,597
1,670,000	Saginaw County, MI Water Supply System, Revenue Bonds (Series 2011A), 4.75% (Assured Guaranty Municipal Corp. INS), 7/1/2025	1,754,251
1,000,000	University of Michigan Regents, General Revenue Bonds (Series 2010C), 4.00%, 4/1/2022	1,081,480
500,000	Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2017	566,830
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2010C), 5.00%, 12/1/2021	2,176,840
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.00%, 12/1/2021	2,161,080
1,000,000	Wayne State University, MI, General Revenue Refunding Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/15/2019	1,112,150
1,000,000	Western Michigan University, General Revenue Refunding Bonds (Series 2009), 5.25% (Assured Guaranty Corp. INS), 11/15/2019	1,155,460
500,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2012), 5.00%, 1/1/2023	573,025
1,000,000	Ypsilanti, MI School District, UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2023	1,086,580
	TOTAL	111,477,423
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $107,531,001)	111,477,423
	SHORT-TERM MUNICIPALS—0.9%[2]
	Michigan—0.9%
1,000,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 12/5/2013 (AT AMORTIZED COST)	1,000,000
	TOTAL MUNICIPAL INVESTMENTS—99.1% (AT IDENTIFIED COST $108,531,001)[3]	112,477,423
	OTHER ASSETS AND LIABILITIES - NET—(0.9)%[4]	(973,451)
	TOTAL NET ASSETS—100%	$113,450,874
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.9% of the Fund's portfolio as calculated based upon total market value.
1	Obligor has filed for bankruptcy.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	At November 30, 2013, the cost of investments for federal tax purposes was $108,475,867. The net unrealized appreciation of investments for federal tax purposes was $4,001,556. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,581,709 and net unrealized depreciation from investments for those securities having an excess of cost over value of $580,153.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's
3

financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2013, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
EDC	—Economic Development Corporation
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LOC	—Letter of Credit
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
TOBs	—Tender Option Bonds
Q-SBLF	—Qualified School Bond Loan Fund
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
4
Federated New York Municipal Income Fund
Portfolio of Investments
November 30, 2013 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—95.8%
	New York—91.8%
$1,000,000	Babylon, NY IDA, Resource Recovery Bonds (Series 2009A), 5.00% (Covanta Babylon, Inc. ), 1/1/2019	$1,131,510
250,000	Battery Park, NY City Authority, Senior Revenue Bonds (Series 2013A), 5.00%, 11/1/2025	289,793
480,000	Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	505,891
1,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.25% (Buffalo, NY City School District), 5/1/2025	1,131,360
215,000	Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	229,392
220,000	Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (Assured Guaranty Municipal Corp. INS), 7/1/2023	227,993
500,000	Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	489,695
500,000	Long Island Power Authority, NY, General Revenue Bonds (Series 2011A), 5.00%, 5/1/2038	504,920
500,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Bonds (Series 2009B), 5.00% (MTA Dedicated Tax Fund)/ (Original Issue Yield: 5.10%), 11/15/2034	519,555
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 1998A), 5.00% (MTA Dedicated Tax Fund)/(United States Treasury PRF 10/1/2015@100)/(Original Issue Yield: 5.22%), 4/1/2023	271,505
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation Revenue), 11/15/2035	507,680
500,000	Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center LLC)/(KeySpan Corp. GTD), 6/1/2027	501,475
1,000,000	Nassau County, NY, UT GO Bonds (Series 2009A), 5.00% (Assured Guaranty Corp. INS), 5/1/2021	1,121,740
500,000	New York City Trust For Cultural Resources, Refunding Revenue Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2028	544,425
500,000	New York City Trust For Cultural Resources, Refunding Revenue Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2031	542,440
500,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	446,365
300,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	321,753
500,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2009AA), 5.00%, 6/15/2022	578,770
500,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2012AA), 5.00%, 6/15/2034	527,280
455,000	New York City, NY TFA , Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	498,202
500,000	New York City, NY, UT GO Bonds (Series 2009E-1), 6.25% (Original Issue Yield: 6.40%), 10/15/2028	583,045
500,000	New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	532,815
400,000	New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 3), 5.00% (7 World Trade Center LLC), 3/15/2044	383,132
500,000	New York State Dormitory Authority, General Purpose Revenue Bonds (Series 2011C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	554,405
1,000,000	New York State Dormitory Authority, Improvement Revenue Bonds (Series 2008D), 5.00% (Mental Health Services Facility)/(Assured Guaranty Municipal Corp. INS), 2/15/2018	1,153,420
500,000	New York State Dormitory Authority, Lease Revenue Bonds (Series 2006A), 5.00% (State University of New York Dormitory Facilities)/(National Public Finance Guarantee Corporation INS), 7/1/2031	522,690
500,000	New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering Cancer Center)/ (National Public Finance Guarantee Corporation INS), 7/1/2023	597,050
520,000	New York State Dormitory Authority, Revenue Bonds (Series 2008C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	571,886
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2023	552,050
350,000	New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Miriam Osborn Memorial Home Association), 7/1/2042	351,509
400,000	New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Rochester, NY Institute of Technology), 7/1/2038	407,252
100,000	New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (Catholic Health System Obligated Group), 7/1/2032	96,590
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (St. John's University), 7/1/2026	539,430
250,000	New York State Dormitory Authority, Revenue Bonds (Series 2012B), 5.00% (St. John's University), 7/1/2030	259,355
200,000	New York State Dormitory Authority, Revenue Bonds (Series 2013A), 5.00% (New York University), 7/1/2037	210,256
240,000	New York State Dormitory Authority, Revenue Bonds (Series A), 5.625% (City University of New York)/(Original Issue Yield: 5.95%), 7/1/2016	259,063
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$350,000	New York State Dormitory Authority, Revenue Bonds, 5.00% (Teachers College), 7/1/2042	$$355,358
300,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2029	328,269
500,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.26%), 6/15/2034	531,195
500,000	New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	584,145
500,000	New York State Local Government Assistance Corp., Subordinate Lien Refunding Revenue Bonds (Series 2010A), 5.00%, 4/1/2023	581,355
220,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue ), 1/1/2028	236,012
250,000	New York State Urban Development Corp., Revenue Refunding Bonds (Series 1995), 5.70% (New York State)/(Original Issue Yield: 5.94%), 4/1/2020	290,350
500,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2008C), 5.00% (New York State), 1/1/2027	535,255
500,000	New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125% (New York State), 1/1/2022	513,655
500,000	New York State, UT GO Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.24%), 2/15/2039	534,290
500,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	593,785
335,000	Niagara Area Development Corporation, NY, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	308,652
500,000	Niagara Area Development Corporation, NY, Tax Exempt Revenue Bonds (Series 2012A), 5.00% (Niagara University), 5/1/2030	505,805
1,000,000	Port Authority of New York and New Jersey, 5.00%, 12/1/2029	1,055,180
500,000	Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Rensselaer Polytechnic Institute), 3/1/2036	502,925
450,000	Syracuse, NY IDA, School Facility Revenue Bonds (Series 2008A), 5.00% (Syracuse CSD, NY)/(Assured Guaranty Municipal Corp. INS), 5/1/2028	475,627
500,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	515,085
170,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00% (United States Treasury PRF 11/15/2018@100), 11/15/2023	201,397
290,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00%, 11/15/2023	330,725
300,000	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.125% (Original Issue Yield: 5.35%), 6/1/2042	219,114
	TOTAL	27,663,871
	Puerto Rico—4.0%
630,000	Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00% (United States Treasury PRF 7/1/2014@100), 7/1/2034	647,943
200,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	167,614
300,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds (Series 2012), 5.00% (Inter American University of Puerto Rico), 10/1/2020	295,083
135,000	Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027	98,628
	TOTAL	1,209,268
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $27,958,266)	28,873,139
	SHORT-TERM MUNICIPALS—2.2%[1]
	New York—2.2%
650,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2008 Series BB-2) Daily VRDNs (Bank of America N.A. LIQ), 0.050%, 12/2/2013 (AT AMORTIZED COST)	650,000
	TOTAL MUNICIPAL INVESTMENTS (IDENTIFIED COST $28,608,266)[2]	29,523,139
	OTHER ASSETS AND LIABILITIES - NET—2.0%[3]	605,080
	TOTAL NET ASSETS—100%	$30,128,219
2

At November 30, 2013, the Fund had no outstanding futures contracts.
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.0% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	At November 30, 2013, the cost of investments for federal tax purposes was $28,608,266. The net unrealized appreciation of investments for federal tax purposes was $914,873. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,376,159 and net unrealized depreciation from investments for those securities having an excess of cost over value of $461,286.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-Income securities acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2013, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
3

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
CSD	—Central School District
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
PRF	—Pre-refunded
TFA	—Transitional Finance Authority
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

4
Federated Ohio Municipal Income Fund
Portfolio of Investments
November 30, 2013 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.5%
	Guam—1.0%
$1,000,000	Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	$$978,510
560,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	580,311
	TOTAL	1,558,821
	Ohio—95.1%
2,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District, Hospital Improvement & Refunding Revenue Bonds (Series 2012), 5.00% (Children's Hospital Medical Center, Akron), 11/15/2032	2,017,820
2,250,000	Akron, Bath & Copley, OH Joint Township, Hospital District, Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/ (Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.47%), 11/15/2031	2,259,990
2,000,000	Akron, OH, Income Tax Revenue Refunding Bonds (Series 2012A), 5.00% (Akron, OH Community Learning Centers), 12/1/2033	2,110,520
2,000,000	Allen County, OH, Hospital Facilities Revenue Bonds (Series 2010B), 5.25% (Catholic Healthcare Partners), 9/1/2027	2,133,180
500,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2016	546,035
2,000,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	2,108,700
855,000	Beavercreek, OH Local School District, UT GO Bonds, 6.60% (National Public Finance Guarantee Corporation INS), 12/1/2015	904,864
1,965,000	Buckeye Tobacco Settlement Financing Authority, OH, Asset-Backed Bonds, 5.125% (Original Issue Yield: 5.44%), 6/1/2024	1,647,535
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2015	1,043,510
1,000,000	Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	955,220
1,000,000	Cincinnati City School District, OH, COP, 5.00% (Assured Guaranty Municipal Corp. INS), 12/15/2024	1,078,600
1,000,000	Cincinnati City School District, OH, UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2017	1,158,440
2,490,000	Cincinnati, OH Water System, Revenue Refunding Bonds (Series A), 5.00%, 12/1/2025	2,802,121
1,500,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.00%, 6/1/2037	1,536,765
1,980,000	Cleveland, OH Airport System, Revenue Bonds (Series 2006A), 5.25% (Assured Guaranty Corp. INS), 1/1/2018	2,252,270
2,200,000	Cleveland, OH Airport System, Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2022	2,433,640
1,550,000	Cleveland, OH Public Power System, Revenue Bonds (Series 2008B-1), 5.00%, 11/15/2038	1,557,347
2,685,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	3,076,178
1,000,000	Cleveland, OH Water, Senior Lien Revenue Bonds (Series 2012X), 5.00%, 1/1/2042	1,041,120
1,000,000	Cleveland, OH Water, Water Revenue Bonds (Series 2007O), 5.00% (National Public Finance Guarantee Corporation INS), 1/1/2032	1,038,720
2,000,000	Cleveland, OH, LT GO Bonds, 5.50% (Assured Guaranty Municipal Corp. INS), 10/1/2019	2,396,700
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00%, 12/1/2027	1,121,150
1,600,000	Columbus, OH Sewer System, Revenue Bonds (Series 2008A), 5.00%, 6/1/2028	1,750,768
1,225,000	Columbus, OH Sewer System, Revenue Bonds (Series 2008A), 5.00%, 6/1/2031	1,324,347
1,000,000	Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	1,144,800
1,500,000	Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00%, 8/15/2028	1,680,375
1,000,000	Cuyahoga County, OH, LT GO Capital Improvement & Refunding Bonds (Series 2012A), 4.00%, 12/1/2037	918,800
2,000,000	Cuyahoga County, OH, LT GO Various Purpose Bonds (Series 2009A), 5.00%, 12/1/2022	2,252,540
2,000,000	Dayton CSD, OH, School Facilities Construction & Improvement UT GO Bonds (Series 2013A), 5.00% (Ohio School District Credit Enhancement GTD), 11/1/2021	2,332,740
410,000	Dayton-Montgomery County, OH Port Authority, Revenue Bonds (Series A), 5.00% (Dayton Regional Bond Fund), 11/15/2017	411,115
3,000,000	Franklin County, OH Convention Facilities Authority, Revenue Bonds, 5.00% (AMBAC INS), 12/1/2026	3,214,230
2,400,000	Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2010A), 5.625% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.75%), 7/1/2026	2,494,824
1,535,000	Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital)/(Original Issue Yield: 5.11%), 11/1/2034	1,558,501
2,165,000	Franklin County, OH, Various Purpose LT GO Bonds, 5.00%, 12/1/2031	2,319,797
1,530,000	Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati Children's Hospital Medical Center)/(FGIC and National Public Finance Guarantee Corporation INS), 5/15/2023	1,539,088
1,000,000	Hamilton County, OH, EDRBs (Series 2006A), 5.00% (King Highland Community Urban Redevelopment Corp.- University of Cincinnati, Lessee)/(National Public Finance Guarantee Corporation INS), 6/1/2033	1,028,990
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,850,000	Hamilton County, OH, Sales Tax Refunding Bonds (Series 2011A), 5.00%, 12/1/2032	$2,916,034
1,310,000	Hamilton, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2016@100), 12/1/2029	1,457,755
2,000,000	Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (United States Treasury PRF 12/1/2016@100), 12/1/2027	2,263,740
1,555,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	1,577,625
2,000,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. INS), 5/1/2028	2,147,000
1,860,000	Kettering, OH City School District, UT GO Bonds, 4.75% (Assured Guaranty Municipal Corp. INS), 12/1/2020	2,085,302
1,500,000	Lorain County, OH Port Authority, Recovery Zone Facility Revenue Bonds (Series 2010), 6.75% (United States Steel Corp.), 12/1/2040	1,481,640
1,000,000	Lorain County, OH, Hospital Revenue Bonds (Series 2006H), 5.00% (Catholic Healthcare Partners)/(Assured Guaranty Corp. INS), 2/1/2024	1,078,070
2,000,000	Lucas County, OH, Hospital Revenue Bonds (Series 2011A), 6.50% (ProMedica Healthcare Obligated Group), 11/15/2037	2,255,140
1,090,000	Marysville, OH Wastewater Treatment System, Revenue Bonds, 4.75% (Assured Guaranty Corp. INS)/(Original Issue Yield: 4.80%), 12/1/2046	1,072,288
1,000,000	Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley Medical Center, OH), 5/15/2021	1,046,910
500,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2036	519,500
2,000,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011, 5.00%, 9/1/2031	2,114,340
1,600,000	Miamisburg, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00%, 12/1/2024	1,782,800
1,000,000	Montgomery County, OH, Revenue Bonds (Series 2008D), 6.125% (Catholic Health Initiatives)/(Original Issue Yield: 6.30%), 10/1/2028	1,134,430
1,000,000	Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.)/(Original Issue Yield: 5.08%), 2/15/2044	778,700
2,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue Bonds (Series 2013), 5.00%, 11/15/2038	2,095,160
1,415,000	Oak Hills, OH Local School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2025	1,516,045
2,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009B), 5.80% (Columbus Southern Power Company), 12/1/2038	2,085,480
1,150,000	Ohio State Air Quality Development Authority, Environmental Improvement Revenue Bonds (Series 2010), 5.00% (Buckeye Power, Inc.), 12/1/2021	1,251,683
1,455,000	Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,598,507
2,000,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041	2,005,200
1,875,000	Ohio State Higher Educational Facility Commission, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.), 1/15/2046	1,874,887
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.375% (University of Dayton)/(Original Issue Yield: 5.48%), 12/1/2030	1,070,050
300,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 4.75% (Mount Union College), 10/1/2016	329,853
2,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	2,084,340
3,115,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Xavier University)/(United States Treasury PRF 5/1/2016@100), 5/1/2019	3,457,401
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2008C), 5.00% (Case Western Reserve University, OH), 12/1/2029	1,043,810
1,000,000	Ohio State Turnpike Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	1,047,170
$2,000,000	Ohio State Turnpike Commission, Turnpike Revenue Refunding Bonds (Series 1998A), 5.50% (National Re Holdings Corp. INS), 2/15/2024	2,411,540
200,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2027	236,928
1,800,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	2,017,980
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,047,780
1,000,000	Ohio State Water Development Authority, Drinking Water Assistance Fund Refunding Revenue Bonds (Series 2008), 5.00%, 12/1/2021	1,142,950
1,000,000	Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00% (United States Treasury PRF 6/1/2018@100), 6/1/2028	1,172,720
2,500,000	Ohio State, Common Schools UT GO Bonds (Series 2011B), 5.00%, 9/15/2024	2,840,950
1,500,000	Ohio State, Hospital Revenue Bonds, 5.00% (Cleveland Clinic), 1/1/2031	1,565,835
1,200,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	1,239,552
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,585,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	$2,891,297
3,000,000	Ohio State, Infrastructure Improvement UT GO Bonds (Series 2007A), 4.75%, 9/1/2027	3,154,830
1,000,000	Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75%, 6/15/2019	1,173,140
2,310,000	Ohio State, UT GO Bonds, 4.25%, 5/1/2016	2,518,501
2,000,000	Ohio State, UT GO Highway Capital Improvements (Series 2012Q), 5.00%, 5/1/2021	2,373,100
2,000,000	Ohio University, General Receipts Bonds (Series 2013), 5.00%, 12/1/2043	2,015,860
2,000,000	Olentangy, OH Local School District, UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2016@100), 12/1/2022	2,225,580
415,000	Orrville, OH CSD, UT GO Bonds, 4.50% (AMBAC INS), 12/1/2018	463,136
350,000	Orrville, OH CSD, UT GO Refunding Bonds, 5.00% (AMBAC INS), 12/1/2020	397,159
500,000	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	341,375
1,000,000	Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (United States Treasury PRF 7/15/2016@100), 1/15/2031	1,117,730
770,000	Richland County, OH Hospital Facilities, Revenue Bond, 5.00% (Medcentral Health System), 11/15/2015	824,793
1,435,000	Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	1,392,940
750,000	Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	715,403
1,000,000	Toledo, OH Water System, Revenue Improvement and Refunding Bonds (Series 2013), 5.00%, 11/15/2032	1,053,130
1,500,000	Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,810,485
1,375,000	Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	1,391,280
2,000,000	University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25% (Assured Guaranty Municipal Corp. INS), 1/1/2027	2,186,500
1,000,000	University of Cincinnati, OH, Receipts Revenue Bonds (Series E), 5.00%, 6/1/2022	1,153,980
	TOTAL	151,238,654
	Puerto Rico—1.4%
980,000	Commonwealth of Puerto Rico, Public Improvement Refunding UT GO Bonds (Series 2012A), 5.00%, 7/1/2020	784,029
500,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	419,035
1,000,000	Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	900,470
250,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds (Series 2012), 5.00% (Inter American University of Puerto Rico), 10/1/2031	202,543
	TOTAL	2,306,077
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $151,169,443)	155,103,552
	SHORT-TERM MUNICIPALS—0.6%[1]
	Ohio—0.6%
900,000	Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.040%, 12/2/2013	900,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	900,000
	TOTAL INVESTMENTS—98.1% (IDENTIFIED COST $152,069,444)[2]	156,003,552
	OTHER ASSETS AND LIABILITIES - NET—1.9%[3]	3,003,992
	TOTAL NET ASSETS—100%	$159,007,544
3

Securities that are subject to the federal alternative minimum tax (AMT) represent 0.2% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	At November 30, 2013, the cost of investments for federal tax purposes was $152,069,444. The net unrealized appreciation of investments for federal tax purposes was $3,934,108. This consists of net unrealized appreciation from investments from investments for those securities having an excess of value over cost of $6,898,626 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,964,518.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2013, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
4

COP	—Certificate of Participation
CSD	—Central School District
EDRBs	—Economic Development Revenue Bonds
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
PRF	—Pre-refunded
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
5
Federated Pennsylvania Municipal Income Fund
Portfolio of Investments
November 30, 2013 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—98.5%
	Pennsylvania—96.9%
$1,450,000	Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2023	$1,611,748
1,550,000	Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2024	1,696,506
3,555,000	Allegheny County, PA HDA , Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,122,165
2,000,000	Allegheny County, PA HDA , Refunding Revenue Bonds (Series 1998A), 5.13% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.34%), 5/1/2023	2,000,520
2,200,000	Allegheny County, PA Higher Education Building Authority, University Revenue Bonds (Series 2006A), 4.75% (Robert Morris University), 2/15/2026	2,067,538
1,385,000	Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,393,088
3,000,000	Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.75% (United States Steel Corp.), 11/1/2024	3,154,740
700,000	Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.13% (Residential Resources Inc. Project), 9/1/2031	625,149
2,000,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00% (Original Issue Yield: 5.20%), 3/1/2026	2,143,460
1,715,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	1,886,397
2,250,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2035	2,072,137
1,845,000	Beaver County, PA Hospital Authority, Revenue Bonds (Series 2012), 5.00% (Heritage Valley Health System, Inc. ), 5/15/2027	1,923,062
3,000,000	Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70% (International Paper Co.), 3/1/2019	3,000,510
2,000,000	Bucks County, PA Water & Sewer Authority, Revenue Bond, 4.20% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 4.21%), 6/1/2020	2,114,180
1,055,000	Catasauqua, PA Area School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 2/15/2031	1,089,467
2,000,000	Centre County, PA Hospital Authority, Hospital Revenue Bonds (Series 2012B), 5.00% (Mount Nittany Medical Center), 11/15/2032	2,001,380
1,500,000	Centre County, PA Hospital Authority, Hospital Revenue Bonds, 6.25% (Mount Nittany Medical Center)/(United States Treasury PRF 11/15/2014@100)/(Original Issue Yield: 6.30%), 11/15/2044	1,587,135
2,000,000	Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031	1,974,300
2,000,000	Chester County, PA, UT GO Bonds, 5.00%, 7/15/2028	2,178,040
2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, 12/1/2037	1,857,560
1,500,000	Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	1,559,775
2,000,000	Commonwealth Financing Authority of PA, Revenue Bonds (Series 2013B), 5.00% (Commonwealth of Pennsylvania), 6/1/2036	2,036,040
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2011), 5.00%, 11/15/2030	2,176,400
2,355,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2012), 5.00%, 6/1/2022	2,783,351
5,075,000	Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2009), 5.00%, 4/15/2023	5,789,154
4,000,000	Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2010A), 5.00%, 5/1/2017	4,580,240
6,150,000	Commonwealth of Pennsylvania, UT GO Bonds (Series 2007A), 5.00%, 8/1/2023	6,952,206
2,000,000	Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran Social Ministries), 1/1/2036	1,929,920
1,000,000	Cumberland County, PA Municipal Authority, Revenue Refunding Bonds (Series 2012), 5.25% (Asbury Pennsylvania Obligated Group), 1/1/2041	861,440
3,500,000	Dauphin County, PA General Authority, Health System Revenue Bonds (Series 2012A), 5.00% (Pinnacle Health System), 6/1/2042	3,381,385
410,000	Delaware County, PA Authority, Revenue Bonds (Series 2012), 5.00% (Villanova University), 8/1/2020	473,046
2,350,000	Delaware River Port Authorty, Revenue Bonds (Series 2010D), 5.00%, 1/1/2028	2,497,979
1,500,000	Ephrata, PA Area School District, UT GO Bonds, 4.25% (FGIC and National Public Finance Guarantee Corporation INS), 4/15/2017	1,609,635
1,500,000	Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (UPMC Health System)/(CIFG Assurance NA INS), 11/1/2035	1,506,045
1,000,000	Erie, PA Higher Education Building Authority, Revenue Bonds (Series 2007 GG3), 5.00% (Gannon University)/(Radian Asset Assurance, Inc. INS), 5/1/2032	963,810
2,250,000	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2009A), 5.25% (Geisinger Health System), 6/1/2039	2,299,567
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	$1,657,340
2,000,000	Indiana County, PA IDA, Revenue Refunding Bonds, 5.00% (Indiana University of PA)/(AMBAC INS), 11/1/2029	1,821,800
1,615,000	Johnstown, PA Redevelopment Authority, Revenue Bonds (Series A), 4.50% (Assured Guaranty Municipal Corp. INS), 8/15/2019	1,658,508
1,000,000	Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,096,880
1,000,000	Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original Issue Yield: 5.92%), 11/15/2022	999,930
550,000	Luzerne County, PA IDA, Lease Revenue Bonds, 3.40% (Luzerne County, PA)/(Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 3.55%), 12/15/2013	550,765
500,000	Luzerne County, PA IDA, Lease Revenue Bonds, 3.55% (Luzerne County, PA)/(Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 3.70%), 12/15/2014	515,660
2,250,000	Lycoming County PA Authority, College Revenue Bonds (Series 2008), 5.50% (Pennsylvania College of Technology)/(Assured Guaranty Corp. INS), 10/1/2032	2,357,505
2,200,000	Lycoming County PA Authority, Revenue Bonds (Series A), 5.75% (Susquehanna Health System)/(Original Issue Yield: 5.90%), 7/1/2039	2,233,418
1,000,000	Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/(United States Treasury PRF 1/1/2014@100)/(Original Issue Yield: 6.17%), 1/1/2043	1,005,210
2,000,000	Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CIFG Assurance NA INS), 5/1/2031	2,085,320
1,100,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc), 11/15/2028	1,073,941
400,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc), 11/15/2029	388,012
1,000,000	New Wilmington, PA Municipal Authority, Revenue Bonds (Series 2007GG4), 5.13% (Westminster College)/(Radian Asset Assurance, Inc. INS), 5/1/2033	972,590
1,500,000	Northampton County, PA General Purpose Authority, Hospital Revenue Bonds (Series 2008A), 5.50% (St. Luke's Hospital of Bethlehem)/(Original Issue Yield: 5.60%), 8/15/2035	1,506,030
1,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2012A), 5.00% (Amtrak), 11/1/2041	948,130
700,000	Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.67%), 6/1/2028	674,534
1,000,000	Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2030	1,000,160
1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2014	1,033,250
1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management, Inc.), 10/1/2027	1,020,700
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009B), 5.00% (Aqua Pennsylvania, Inc. ), 11/15/2040	2,026,680
2,000,000	Pennsylvania EDFA, Water Facility Revenue Bonds (Series 2009), 6.20% (Pennsylvania American Water Co.), 4/1/2039	2,165,940
1,770,000	Pennsylvania HFA, SFM Revenue Bonds (Series 114C), 3.70%, 10/1/2042	1,444,692
1,500,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2009), 5.00%, 6/15/2022	1,671,795
1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2018	1,163,910
1,020,000	Pennsylvania State Higher Education Facilities Authority, 5.13% (Gwynedd-Mercy College)/(Radian Asset Assurance, Inc. INS), 5/1/2032	1,007,393
1,000,000	Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007), 5.00% (Bryn Mawr College)/(AMBAC INS), 12/1/2037	1,032,660
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2035	2,054,760
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00% (Elizabethtown College)/(Radian Asset Assurance, Inc. INS), 12/15/2027	1,002,340
1,130,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006A), 5.00% (University of Scranton)/(Syncora Guarantee, Inc. INS), 11/1/2035	1,145,040
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008), 5.00% (University of the Sciences in Philadelphia)/(Assured Guaranty Corp. INS), 11/1/2032	2,074,580
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009), 5.00% (Carnegie Mellon University), 8/1/2021	1,678,335
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,131,350
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 200B), 5.50% (University of Pennsylvania Health System)/(Original Issue Yield: 5.65%), 8/15/2018	2,371,140
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,100,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010), 5.00% (Thomas Jefferson University), 3/1/2040	$1,122,407
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012), 5.00% (LaSalle University), 5/1/2042	951,930
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012A), 5.00% (University of Pennsylvania Health System), 8/15/2042	1,511,475
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AL), 5.00% (State System of Higher Education, Commonwealth of PA), 6/15/2020	1,170,750
1,250,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00% (York College of Pennsylvania)/(Syncora Guarantee, Inc. INS), 11/1/2033	1,286,663
3,150,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028	3,169,656
340,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener University), 7/15/2039	327,614
410,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener University)/(United States Treasury PRF 7/15/2015@100), 7/15/2039	441,238
2,000,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.13% (Foundation for Indiana University of Pennsylvania )/(Syncora Guarantee, Inc. INS), 7/1/2039	1,834,720
5,740,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (AMBAC INS), 12/1/2026	6,097,315
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), 5.00%, 12/1/2030	1,045,610
2,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009B), 5.13% (Original Issue Yield: 5.30%), 12/1/2040	2,008,700
1,430,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.32%, 12/1/2020	1,439,438
2,440,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 5.50% (Original Issue Yield: 5.55%), 12/1/2041	2,573,224
2,000,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	2,237,100
1,500,000	Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029	1,579,425
3,000,000	Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2035	3,139,710
2,000,000	Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2010D), 5.25%, 6/15/2028	2,064,720
1,210,000	Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.63% (New Foundations Charter School), 12/15/2041	1,223,673
1,600,000	Philadelphia, PA Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.63% (PresbyHomes Germantown/Morrisville), 7/1/2035	1,464,592
2,350,000	Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (AMBAC INS), 10/1/2037	2,286,033
2,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2011D), 5.00% (Children's Hospital of Philadelphia), 7/1/2028	2,131,080
1,670,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.63% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.88%), 7/1/2042	1,351,214
1,250,000	Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student Housing Complex), 7/1/2019	1,258,725
1,000,000	Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.63% (Beech Student Housing Complex), 7/1/2023	1,002,960
3,000,000	Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	3,205,050
3,000,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2028	3,211,530
750,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	783,270
3,000,000	Philadelphia, PA, UT GO Bonds (Series 2008B), 7.13% (Assured Guaranty Corp. INS)/(Original Issue Yield: 7.25%), 7/15/2038	3,323,970
3,000,000	Philadelphia, PA, UT GO Refunding Bonds (Series 2009A), 5.13% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.20%), 8/1/2025	3,190,200
915,000	Pittsburgh, PA Urban Redevelopment Authority, Revenue Bonds (Series 2006C), 4.80% (GNMA COL), 4/1/2028	924,113
1,035,000	Pittsburgh, PA Urban Redevelopment Authority, Tax Allocation, 4.50% (Center Triangle), 5/1/2019	1,114,705
3,000,000	Pittsburgh, PA Water & Sewer Authority, Water & Sewer System Revenue Bonds (Series 2008 D-1), 5.00% (Assured Guaranty Municipal Corp. INS), 9/1/2025	3,170,700
1,885,000	Pittsburgh, PA Water & Sewer Authority, Water & Sewer System Revenue Bonds, 5.00% (United States Treasury PRF 9/1/2015@100), 9/1/2024	2,039,759
3,000,000	Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.00%, 9/1/2026	3,282,180
2,165,000	Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.13% (United States Treasury PRF 7/15/2014@100), 7/15/2027	2,232,353
1,500,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,541,415
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 3/1/2030	$1,043,030
1,000,000	South Fork Municipal Authority, PA, Hospital Revenue Bonds (Series 2010), 5.50% (Conemaugh Valley Memorial Hospital)/(Original Issue Yield: 5.72%), 7/1/2029	1,022,660
1,295,000	Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2029	1,276,766
1,000,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2025	1,074,240
1,000,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2028	1,049,070
1,000,000	Southeastern, PA Transportation Authority, Revenue Refunding Bonds (Series 2010), 5.00%, 3/1/2018	1,149,910
500,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (CHE Trinity Healthcare Credit Group)/(Original Issue Yield: 5.15%), 11/15/2021	518,705
1,000,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.38% (CHE Trinity Healthcare Credit Group)/(United States Treasury PRF 11/15/2014@100)/(Original Issue Yield: 5.42%), 11/15/2034	1,048,740
1,000,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (CHE Trinity Healthcare Credit Group)/(United States Treasury PRF 11/15/2014@100), 11/15/2024	1,049,940
2,000,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2012A), 5.00% (CHE Trinity Healthcare Credit Group), 11/15/2026	2,106,160
2,000,000	State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(Syncora Guarantee, Inc. INS), 3/15/2029	2,107,300
2,000,000	State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(Syncora Guarantee, Inc.. INS), 3/15/2027	2,115,960
1,000,000	Union County, PA Higher Educational Facilities Financing Authority, University Revenue Bonds (Series 2012A), 5.00% (Bucknell University), 4/1/2042	1,042,860
1,250,000	Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community Hospital)/(Radian Asset Assurance, Inc. INS), 8/1/2024	1,256,763
400,000	Washington County, PA Authority, Lease Revenue Bonds, 7.88% (Escrowed In Treasuries COL), 12/15/2018	527,152
310,000	West View, PA Municipal Authority, SO Bonds, 9.50% (Escrowed In Treasuries COL), 11/15/2014	333,014
	TOTAL	219,930,860
	Puerto Rico—1.6%
1,750,000	Commonwealth of Puerto Rico, Public Improvement Refunding UT GO Bonds (Series 2012A), 5.50%, 7/1/2039	1,251,652
2,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A), 5.00%, 7/1/2029	1,418,880
1,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	838,070
	TOTAL	3,508,602
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $222,527,971)	223,439,462
	TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $222,527,971)[1]	223,439,462
	OTHER ASSETS AND LIABILITIES - NET—1.5%[2]	3,419,775
	TOTAL NET ASSETS—100%	$226,859,237
1	At November 30, 2013, the cost of investments for federal tax purposes was $222,503,284. The net unrealized appreciation of investments for federal tax purposes was $936,178. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,983,453 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,047,275.
2	Assets, other than investments in securities, less liabilities.
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.0% of the Fund's portfolio as calculated based upon total market value.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
4

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2013, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
GNMA	—Government National Mortgage Association
GO	—General Obligation
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
PRF	—Pre-refunded
SFM	—Single Family Mortgage
SO	—Special Obligation
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements.
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2014